Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 5,981,774	$ 3,237,106	$ 5,767,276
Accounts receivable, net	42,125	261,809	26,846
Other current assets	772,943	729,342	502,721
Current assets held for sale		118,459	629,752
Total current assets	6,796,842	4,346,716	6,926,595
Property and Equipment, net			25,399
Other Assets		250,383	2,501
Intangible Assets, net	414,223	566,259	2,379,452
Goodwill	4,183,232	4,183,232	4,183,232
Non-current assets held for sale		27,595	312,831
Total assets	11,394,297	9,374,185	13,830,010
Current Liabilities:
Accounts payable and accrued expenses	1,230,707	1,154,072	1,778,093
Convertible debt			662,000
Deferred revenue	59,107	81,318	199,007
Current liabilities held for sale		13,759	295,332
Total current liabilities	1,289,814	1,249,149	2,934,432
Non-current Liabilities:
Convertible debt	216,194	7,841,500
Accrued severance liability	325,000
Total liabilities	1,831,008	9,090,649	2,934,432
Commitments and Contingencies (Note 10)
Stockholders’ Equity :
Common stock	786	318
Additional paid in capital	165,593,921	140,257,448
Accumulated deficit	(156,031,210)	(140,130,159)	(115,899,939)
Accumulated comprehensive (loss) income	(208)	155,929	211,486
Total stockholders’ equity	9,563,289	283,536	10,895,578
Total liabilities and stockholders’ equity	$ 11,394,297	9,374,185	13,830,010
Previously Reported [Member]
Stockholders’ Equity :
Common stock		317	293
Additional paid in capital		$ 140,257,449	$ 126,583,738